Debt Obligations (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended				12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 08, 2012 Notes	Jun. 08, 2012 Notes Secured revolving credit facility Minimum	Jun. 08, 2012 Notes Secured revolving credit facility Maximum	Jun. 08, 2012 Notes Term loan	Jun. 08, 2012 Notes Year 1	Jun. 08, 2012 Notes Year 2	Jun. 08, 2012 Notes Year 3 and thereafter	Jun. 08, 2012 Term Loan	Dec. 31, 2011 Term Loan
Debt obligations
Notes issued					$ 125,000,000								$ 150,000,000
Variable rate basis					LIBOR								LIBOR
Base rate margin (as a percent)					8.00%								7.00%
Variable rate basis floor (as a percent)					2.00%								3.00%
Redemption price (as a percent)									102.00%	101.00%	100.00%
Issue price as a percentage of par value					98.00%
Proceeds from the issuance of notes		122,500,000	122,500,000		122,500,000
Repayment of term loan		162,412,000	162,412,000	150,000								162,400,000
Unamortized debt discount					2,500,000								22,500,000
Debt issuance costs (gross)			2,500,000	1,600,000	2,500,000
Write off of unamortized debt issuance costs and discount												17,000,000
Allowable supplemental borrowings						25,000,000	40,000,000
Allowable supplemental borrowings								25,000,000
Effective interest rate (as a percent)													10.00%
Amortization of debt discounts	243,000	1,389,000	1,545,000	1,811,000								1,500,000	1,800,000
Capitalized interest on the Term Loan		6,930,000	6,930,000	15,129,000								6,900,000	15,100,000
Prepayment of term loan												$ 2,000,000	$ 200,000